CONVERTIBLE NOTES AND DERIVATIVE LIABILITIES (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Convertible Notes And Derivative Liabilities Details Narrative
Original Issue Discount	$ 33,042		$ 33,042
Amortization of original issue discount			6,958
Interest expenses			13,762		$ 140,651
Additional interest charge	13,483		13,483
Loss on the fair value of the derivative liabilities	26,803	$ 88,848	60,193		76,073
Derivative Liability, Current	$ 257,233		$ 257,233		$ 197,040